Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 51,135	$ 52,413
Carrying amount of associated liabilities	48,180	51,092
Fair value of transferred assets
Fair value of associated liabilities
Net position
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	43,644	38,364
Carrying amount of associated liabilities	2,918	124
Fair value of transferred assets
Fair value of associated liabilities
Net position
Other sales (recourse to transferred assets only)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	3,826	3,564
Carrying amount of associated liabilities	3,826	3,478
Fair value of transferred assets	3,830	3,619
Fair value of associated liabilities	3,842	3,564
Net position	$ (12)	$ 55